Stock-Based Compensation - Schedule of Information Related to the Stock Option Plan (Details) - 12 months ended Dec. 31, 2023	SGD ($)	USD ($)
Schedule of Information Related to the Stock Option Plan [Abstract]
Intrinsic value of options exercised
Cash received from option exercises
Tax benefit from option exercises
Weighted average fair value of options granted	$ 566,492	$ 429,388